Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 51,408	$ 49,208
Adjustments to reconcile net income to cash from operating activities:
Depreciation	108,016	88,782
Amortization of deferred financing costs	1,064	1,091
(Gain) loss on disposal of property, plant and equipment	(85)	659
Net realized and unrealized gain on derivative financial instruments	(2,737)	(4,266)
Stock-based compensation expense	11,606	1,944
Cash settlement of directors' deferred share unit plan	(2,300)	(103)
Equity earnings in affiliates and joint ventures	(21,860)	(7,740)
Dividends and advances received from affiliates and joint ventures	11,270	8,621
Other adjustments to cash from operating activities	(158)	483
Deferred income tax expense	8,285	11,264
Net changes in non-cash working capital	671	(3,393)
Total operating activities	165,180	146,550
Investing activities:
Acquisition of DGI (Aust) Trading Pty Limited, net of cash acquired	(11,395)	0
Purchase of property, plant and equipment	(112,563)	(117,069)
Additions to intangible assets	(1,228)	(272)
Proceeds on disposal of property, plant and equipment	17,141	2,784
Investment in affiliates and joint ventures	(1,959)	(1,810)
Net repayments of loans to affiliates and joint ventures	3,664	3,540
Settlement of derivative financial instruments	7,071	0
Investing activities	(99,269)	(112,827)
Financing activities:
Proceeds from long-term debt	135,049	145,227
Repayment of long-term debt	(164,369)	(82,262)
Financing costs	(3,567)	(965)
Repayment of finance lease obligations	(33,949)	(34,649)
Dividend payments	(4,423)	(4,371)
Proceeds from exercise of stock options	519	537
Share purchase program	(16,519)	(9,108)
Purchase of treasury shares	(5,500)	(9,893)
Total financing activities	(92,759)	4,516
(Decrease) increase in cash	(26,848)	38,239
Effect of exchange rate on changes in cash and cash equivalents	2	0
Cash, beginning of year	43,447	5,208
Cash, end of year	$ 16,601	$ 43,447